DISTRIBUTIONS (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Feb. 07, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Partnership distributions		$ 978	$ 878	$ 764
Preferred Unitholders Capital
Disclosure of classes of share capital [line items]
Partnership distributions		$ 49	41	30
Partnership distributions (usd per share)		$ 0.98
Subsequent Event
Disclosure of classes of share capital [line items]
Partnership distributions (usd per share)	$ 2.15
Increase in dividends payable per share, percent	7.00%
Quarterly distribution (usd per share)	$ 0.5375
Partnership Unitholders Excluding Special General Partner
Disclosure of classes of share capital [line items]
Partnership distributions		$ 820	$ 742	$ 651
Partnership distributions (usd per share)		$ 2.01	$ 1.88	$ 1.74
Special General Partner
Disclosure of classes of share capital [line items]
Partnership distributions		$ 158	$ 136	$ 113